Securities (Tables)	3 Months Ended
Jan. 31, 2023
Text Block [Abstract]
Summary of Detailed Information About Amortized Cost Securities
The following table summarizes the carrying value and fair value for amortized cost debt securities:

(Canadian $ in millions)	January 31, 2023		October 31, 2022
	Carrying value	Fair value	Carrying value	Fair value
Issued or guaranteed by:
Canadian federal government	6,896	6,895	7,136	7,129
Canadian provincial and municipal governments	5,566	5,592	5,588	5,583
U.S. federal government	57,892	52,145	59,245	51,717
U.S. states, municipalities and agencies	106	106	109	105
Other governments	1,370	1,363	1,387	1,377
NHA MBS, U.S. agency MBS and CMO (1)	31,838	28,702	31,013	26,864
Corporate debt	2,116	2,056	2,112	2,057
Total	105,784	96,859	106,590	94,832

(1)
These amounts are either supported by insured mortgages or issued by U.S. agencies and government-sponsored enterprises. NHA refers to the National Housing Act, MBS refers to mortgage-backed securities and CMO refers to collateralized mortgage obligations.

Unrealized gains and losses on securities at fair value through other comprehensive income
The following table summarizes the unrealized gains and losses:

(Canadian $ in millions)	January 31, 2023				October 31, 2022
	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Issued or guaranteed by:
Canadian federal government	13,889	82	105	13,866	12,498	11	208	12,301
Canadian provincial and municipal governments	4,863	33	95	4,801	4,724	6	159	4,571
U.S. federal government	3,020	22	197	2,845	3,403	-	293	3,110
U.S. states, municipalities and agencies	4,466	9	91	4,384	3,863	5	154	3,714
Other governments	6,542	15	69	6,488	6,532	4	125	6,411
NHA MBS	1,641	3	9	1,635	1,376	1	14	1,363
U.S. agency MBS and CMO	10,528	8	204	10,332	8,196	12	303	7,905
Corporate debt	3,957	7	106	3,858	4,203	25	195	4,033
Corporate equity	125	31	-	156	122	31	-	153
Total	49,031	210	876	48,365	44,917	95	1,451	43,561

Summary of Interest, Dividend and Fee Income
The following table presents interest income calculated using the effective interest method:

(Canadian $ in millions)	For the three months ended
	January 31, 2023	January 31, 2022
FVOCI	479	96
Amortized cost	531	172
Total	1,010	268

Summary of Non Interest Revenue
Net gains and losses from securities, excluding gains and losses on trading securities, have been included in our Consolidated Statement of Income as follows:

(Canadian $ in millions)	For the three months ended
	January 31, 2023	January 31, 2022
FVTPL securities	62	102
FVOCI securities - realized gains (losses) (1)	11	36
Impairment recovery	2	-
Securities gains, other than trading	75	138

(1)	Gains (losses) are net of (losses) gains on hedge contracts.